Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023	Jul. 31, 2023
Basic and Diluted Net Income (Loss) Per Share (Details) [Line Items]
Dividends amount
Weighted average shares outstanding (in Shares)	236,196
Warrant [Member]
Basic and Diluted Net Income (Loss) Per Share (Details) [Line Items]
Weighted average shares outstanding (in Shares)			3,427,324		1,995,879